Leases - Summary of future minimum lease payments to be received under noncancelable operating leases (Detail) ¥ in Millions	Sep. 30, 2024 JPY (¥)
Leases [Abstract]
Minimum lease payments to be received, Less than 1 year	¥ 2,519
Minimum lease payments to be received, 1 to 2 years	2,519
Minimum lease payments to be received, 2 to 3 years	2,519
Minimum lease payments to be received, 3 to 4 years	2,519
Minimum lease payments to be received, 4 to 5 years	2,519
Minimum lease payments to be received, More than 5 years	4,606
Minimum lease payments to be received, Total	¥ 17,201